Business Combinations, Identifiable assets acquired and liabilities assumed (Details) - Piedmont Lithium Inc and Sayona Mining Limited [Member] $ in Thousands	Aug. 30, 2025 USD ($)
Amounts of assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents	$ 34,452
Trade and other receivables	25,656
Other financial assets	4,127
Property, plant and equipment	38,195
Advances to affiliates	16,844
Other assets	573
Fair value of total assets acquired	119,847
Trade and other payables	30,320
Interest bearing liabilities	24,750
Provisions	34,840	[1]
Fair value of total liabilities assumed	89,910
Fair value of net assets acquired	29,937
Provisions assumed and adjusted as of acquisition date	25,200
Provisions allocated as of acquisition date	$ 9,600

[1]	The fair value of provisions assumed has been adjusted by $25.2 million since the preliminary purchase price allocation (previously $9.6 million) to recognise onerous contract provisions relating to legacy loss-making offtake agreements in place at the date of acquisition. The provision is based on management’s best estimate of the fair value associated with these offtake agreements. Refer to Note 16 for further details.